THE POTOMAC FUNDS

                                  BROKER CLASS

     SUPPLEMENT DATED MARCH 26, 2001 TO THE PROSPECTUS DATED JANUARY 2, 2001


Information regarding the times during which various orders are accepted and processed in the sections titled "How To Sell Broker Class Shares of the Potomac Funds" and "Account and Transaction Policies" on pages 15 and 16 of the Prospectus is revised as follows:

           Except for the Money Market Fund, Share purchase and redemption orders will be accepted and processed by the Funds on the same day as they are received if they are received between 9:00 A.M. AND 3:55 P.M. Eastern time.


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                           THE POTOMAC FUNDS

                            INVESTOR CLASS

 SUPPLEMENT DATED MARCH 26, 2001 TO THE PROSPECTUS DATED JANUARY 2, 2001


Information regarding the times during which various orders are accepted and processed in the sections titled "How To Invest in the Investor Class of the Potomac Funds", "How To Exchange Investor Class Shares of the Potomac Funds" and "How To Sell Investor Class Shares of the Potomac Funds" on pages 16 and 17 of the Prospectus is revised as follows:

           Except for the Money Market Fund, Share purchases by wire order, exchange orders by telephone, and redemption orders by telephone will be accepted and processed by the Funds on the same day as they are received if they are recieved between 9:00 A.M. AND 3:55 P.M. Eastern time.


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                           THE POTOMAC FUNDS

                             ADVISOR CLASS

 SUPPLEMENT DATED MARCH 26, 2001 TO THE PROSPECTUS DATED JANUARY 2, 2001


Information regarding the times during which various orders are accepted and processed in the sections titled "How To Sell Advisor Class Shares of the Potomac Funds" and "Account and Transaction Policies" on page 16 of the Prospectus is revised as follows:

           Except for the Money Market Fund, Share purchase and redemption orders will be accepted and processed by the Funds on the same day as they are received if they are received between 9:00 A.M. AND 3:55 P.M. Eastern time.